INCOME TAXES	12 Months Ended
Dec. 31, 2022
Major components of tax expense (income) [abstract]
INCOME TAXES

8.	INCOME TAXES

Certain of the Company's subsidiaries are tax resident in Cyprus, Singapore, China, Norway and the United Kingdom and are subject to income tax in their respective jurisdictions. Such taxes are not material to our consolidated financial statements and related disclosures for the year ended December 31, 2022.

Cyprus
Under the provisions of Cyprus tax laws, such income shall be included in the estimation of taxable income to be taxed at the rate of 12.5%.
Frontline intends to apply for treatment under the Cypriot tonnage tax system. In line with the tonnage tax legislation, the Company will pay tax calculated on the basis of the net tonnage of the qualifying vessels the Company owns, charters or manages. The option for tonnage tax should be valid for ten years. Tonnage tax payable in relation to our vessel owning subsidiaries are recorded as ship operating expenses in the Consolidated Statements of Profit or Loss.

United States
For the year ended December 31, 2022, the Company did not accrue U.S. income taxes as the Company is not engaged in a U.S. trade or business and is exempted from a gross basis tax under Section 883 of the U.S. Internal Revenue Code.

Under Section 863(c)(2)(A) of the Internal Revenue Code, 50% of all transportation revenue attributable to transportation which begins or ends in the United States shall be treated as from sources within the United States where no Section 883 exemption is available. Such revenue is subject to 4% tax. No revenue tax has been recorded in voyage expenses and commissions in the year ended December 31, 2022 (2021: nil).

Other Jurisdictions
In the year ended December 31, 2021, the Company received a distribution from Den Norske Krigsforsikring for Skib (“DNK”), the Norwegian Shipowners Mutual War Risk Insurance Association, in the amount of $17.9 million which was subject to withholding tax of $4.5 million which the Company recognized as income tax expense in the year ended December 31, 2021.

The Company does not have any unrecognized tax benefits, material accrued interest or penalties relating to income taxes.